Expense Example {- Telecommunications Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Telecommunications Fund AMCIZ PRO-16 - Telecommunications Portfolio	Apr. 29, 2022 USD ($)
Fidelity Advisor Telecommunications Fund: Class A
Expense Example:
1 year	$ 680
3 years	902
5 years	1,141
10 years	1,827
Fidelity Advisor Telecommunications Fund: Class M
Expense Example:
1 year	487
3 years	775
5 years	1,084
10 years	1,960
Fidelity Advisor Telecommunications Fund: Class C
Expense Example:
1 year	286
3 years	576
5 years	990
10 years	1,954
Fidelity Advisor Telecommunications Fund: Class I
Expense Example:
1 year	79
3 years	246
5 years	428
10 years	954
Fidelity Advisor Telecommunications Fund: Class Z
Expense Example:
1 year	66
3 years	208
5 years	362
10 years	$ 810